UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



   Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022


13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:


/s/Tim McManus                New York, New York            August 13, 2002
--------------                ------------------            ---------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0


Form 13F Information Table Entry Total:           5

Form 13F Information Table Value Total:   $118,277
                                           -------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8

                                                              VALUE    SHRS OR SH/PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS CUSIP      (X$1000)  PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

AFLAC, INC                         Common Stock   001055102  82,656,000  2,583,000
INTERNET INITIATIVE JAPAN INC ADR  Common Stock   6059T109    9,930,906  3,045,356
ELECTRONIC ARTS INC                Common Stock   285512109  16,666,397    252,330
LEXMARK                            Common Stock   529771107   8,453,760    155,400
Crosswave Communications ADR       Common Stock   227686102     569,700    633,000

                                    Total                   118,276,762

01642.0001 #342693